Note 27 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of credit risk exposure [text block]
Carrying amount	December 31, 2017	December 31, 2016

Zimbabwe	2,015	1,523

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
December 31, 2017	Carrying amount	12 months or less	1-2 Years
Trade and other payables	9,581	9,581	-
Term loan facility	1,486	1,486	-
Overdraft	311	311	-
	11,378	11,378	-
December 31, 2016	Carrying amount	12 months or less	1-2 Years
Trade and other payables	5,052	5,052	-
Term loan facility	2,987	1,410	1,577
	8,039	6,462	1,577

Sensitivity analysis for types of market risk [text block]
	2017 USD‘000		2016 USD‘000
	Functional currency		Functional currency
	ZAR	USD	ZAR	USD
Cash and cash equivalents	57	601	457	265
Trade and other payables	-	-	-	43
	57	601	457	308
	2017 USD‘000		2016 USD’000
	Functional currency		Functional currency
	ZAR	USD	ZAR	USD
Cash and cash equivalents	3	30	23	13
Trade and other payables	-	-	-	2
	2017	2016
Term loan	1,486	2,987
Net cash and cash equivalents	12,756	14,335
	2017	2016

Increase by 100 basis points	(15)	(30)
Decrease by 100 basis points	15	30
Sensitivity analysis – Net cash and cash equivalents	2017	2016
Increase by 100 basis points	128	143
Decrease by 100 basis points	(128)	(143)